Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Amortized cost of fixed maturity securities available-for-sale	$ 329,811	$ 317,617
Fixed maturity securities relating to variable interest entities	350,271	324,797
Cost of trading securities	19,632
Trading and other securities relating to variable interest entities	18,268	18,589
Cost of equity securities available-for-sale	3,208
Equity securities	3,023	3,602
Mortgage loans:
Mortgage loans, at estimated fair value, relating to variable interest entities	56,915	58,976
Held-for-sale, principally at estimated fair value	15,178	3,321
Mortgage loans, net	72,093	62,297
Policy loans	11,892	11,761
Real estate and real estate joint ventures	8,299
Real estate acquired in satisfaction of debt	264
Other limited partnership interests relating to variable interest entities	6,378	6,416
Short-term investments, principally at estimated fair value	17,310	9,384
Other invested assets relating to variable interest entities	23,581	15,400
Total Investments	492,468
Total investments	511,379	460,276
Foreign government debt securities [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	49,976
Fixed maturity securities relating to variable interest entities	52,536
U.S. Treasury and agency securities [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	34,132
Fixed maturity securities relating to variable interest entities	40,012
Public Utility, Bonds [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	11,959
Fixed maturity securities relating to variable interest entities	13,590
Cost of equity securities available-for-sale	0
Equity securities	0
State and political subdivision securities [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	11,975
Fixed maturity securities relating to variable interest entities	13,235
All Other Corporate Bonds [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	145,342
Fixed maturity securities relating to variable interest entities	153,587
Total Bonds [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	253,384
Fixed maturity securities relating to variable interest entities	272,960
Mortgage-backed and asset-backed securities [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	73,675
Fixed maturity securities relating to variable interest entities	74,685
Redeemable preferred stock [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	2,688
Fixed maturity securities relating to variable interest entities	2,626
Other fixed maturity securities [Member]
Investments:
Amortized cost of fixed maturity securities available-for-sale	0
Fixed maturity securities relating to variable interest entities	0
Non-redeemable preferred stock [Member]
Investments:
Cost of equity securities available-for-sale	989
Equity securities	818
Industrial, Miscellaneous, and All Others [Member]
Investments:
Cost of equity securities available-for-sale	2,120
Equity securities	2,105
Financial Services Industry [Member]
Investments:
Cost of equity securities available-for-sale	99
Equity securities	$ 100